Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Schedule of allowance for doubtful accounts

(in thousands)	Fair Value
Allowance for doubtful accounts as of December 31, 2020	$576
Additions (recoveries)	(54)
Deductions – write offs	(82)
Allowance for doubtful accounts as of December 31, 2021	$440
Additions (recoveries)	315
Deductions – write offs	(227)
Allowance for doubtful accounts as of December 31, 2022	$528

Schedule of useful life for property and equipment

Property and Equipment	Estimated Useful Life
Software	3 years
Machinery and equipment	3 – 5 years
Furniture and fixtures	5 – 7 years
Leasehold improvements	Lesser of estimated useful life or remaining lease term

Schedule of other expenses

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Employment-related expenses	$261	$—	$3,879	$—
Legal-related expenses	1,911	692	4,726	942
Total other	$2,172	$692	$8,605	$942